INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 61.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $2,150       $  2,274,743
Albertson's, Inc., MTN, 6.56%, 7/26/27           100             96,927
Allegiance Corp., 7.00%, 10/15/26                200            205,894
Ameritech Capital Funding,
5.95%, 1/15/38                                   100            100,013
Associates Corp., N.A., 5.96%, 5/15/37            30             30,448
Baltimore Gas and Electric, MTN,
6.75%, 6/5/12                                    500            516,550
Baltimore Gas and Electric, MTN,
6.73%, 6/12/12                                   500            514,600
BellSouth Capital Funding,
6.04%, 11/15/26                                1,595          1,606,883
Beneficial Corp., 8.40%, 5/15/08                 330            359,485
BHP Finance, 6.42%, 3/1/26                       130            132,003
Coca-Cola Enterprises, 6.70%, 10/15/36           130            133,919
Coca-Cola Enterprises, 7.00%, 10/1/26            100            104,563
Commercial Credit Corp., 6.625%, 6/1/15        1,190          1,212,991
Commercial Credit Corp., 7.875%, 2/1/25        2,000          2,183,760
Commercial Credit Corp., 8.70%, 6/15/10          100            113,316
Eaton Corp., 6.50%, 6/1/25                       400            399,356
Eaton Corp., 8.875%, 6/15/19                   1,325          1,489,486
First Union Corp., 6.55%, 10/15/35               175            178,626
First Union Corp., 6.824%, 8/1/26                 25             25,894
First Union National Bank of Florida,
6.18%, 2/15/36                                   150            149,832
General Motors Acceptance Corp.,
8.875%, 6/1/10                                 2,150          2,415,245
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 3,090          3,303,241
Hertz Corp., 6.30%, 11/15/06                     355            360,836
IBM Corp., 6.22%, 8/1/27                          65             66,180
Ingersoll-Rand, 6.391%, 11/15/27                  50             50,504
Ingersoll-Rand, MTN, 6.015%, 2/15/28              95             95,523
Inter-American Development Bank,
6.95%, 8/1/26                                    220            234,018
Inter-American Development Bank,
8.40%, 9/1/09                                  3,690          4,203,316
ITT Corp., 8.55%, 6/15/09                        450            470,434
Johnson Controls, 7.70%, 3/1/15                3,000          3,196,860
Lehman Brothers, Inc., 7.50%, 8/1/26             100            104,182
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37        $5,000       $  5,196,950
MCI Communications Corp.,
7.125%, 6/15/27                                   25             25,316
Mead Corp., 6.84%, 3/1/37                      2,000          1,990,060
Merck & Co., Inc., MTN, 5.76%, 5/3/37            160            161,942
Motorola, Inc., 6.50%, 9/1/25                  1,610          1,501,905
National Fuel Gas Co., MTN,
6.214%, 8/12/27                                3,460          3,506,537
NBD Bank N.A., 8.25%, 11/1/24                    185            206,810
Oklahoma Gas & Electric, 6.50%, 7/15/17           50             50,977
Potomac Electric Power, 6.25%, 10/15/07           35             35,475
Procter & Gamble Co., 8.00%, 9/1/24            3,000          3,448,110
Regions Financial Corp., 7.75%, 9/15/24        1,000          1,052,690
State Street Bank, 7.35%, 6/15/26              2,450          2,606,236
Tennessee Valley Authority,
5.88%, 4/1/36                                  3,350          3,409,999
Times Mirror Co., 6.61%, 9/15/27               3,250          3,300,180
Tribune Co., MTN, 6.25%, 11/10/26              1,000          1,003,930
TRW, Inc., MTN, 9.35%, 6/4/20                  1,395          1,531,180
Washington Gas Light Co., MTN,
7.50%, 4/1/30                                  2,000          2,102,360
Washington Gas Light Co., MTN,
6.62%, 10/23/26                                  200            203,888
Willamette Industries, 7.35%, 7/1/26           4,075          4,186,574
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $61,275,918)                          $ 61,850,747
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 1.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC CMO, Series 2174-PA,
6.50%, 3/15/22                                $  443       $    453,127
FHLMC, PAC CMO, Series 41-F,
10.00%, 5/15/20                                  527            553,000
FNMA, PAC CMO, Series 1990 24-E,
9.00%, 3/25/20                                   136            137,506
FNMA, PAC CMO, Series 1992 64-H,
7.50%, 9/25/06                                   459            461,011
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $1,567,983)                           $  1,604,644
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

U.S. TREASURY OBLIGATIONS -- 8.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $1,000       $  1,159,920
U.S. Treasury Bond, 6.00%, 2/15/26             1,000          1,011,950
U.S. Treasury Bond, 7.50%, 11/15/16            2,000          2,331,080
U.S. Treasury Note, 4.75%, 11/15/08            2,000          1,931,080
U.S. Treasury Note, 6.50%, 2/15/10             2,000          2,148,580
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $8,451,890)                           $  8,582,610
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 11.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group Holdings, 4.14%, 7/2/01             $4,000       $  3,999,080
General Electric Capital Corp.,
4.10%, 7/2/01                                  3,628          3,627,174
Household Finance Corp., 4.14%, 7/2/01         4,000          3,999,080
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $11,625,334)                        $ 11,625,334
-----------------------------------------------------------------------
Total Investments -- 82.8%
   (identified cost $82,921,125)                           $ 83,663,335
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 17.2%                    $ 17,409,791
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $101,073,126
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $82,921,125)                           $ 83,663,335
Cash                                             4,061
Receivable for investments sold             15,932,502
Interest receivable                          1,504,550
Prepaid expenses                                   693
------------------------------------------------------
TOTAL ASSETS                              $101,105,141
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      4,800
Accrued expenses                                27,215
------------------------------------------------------
TOTAL LIABILITIES                         $     32,015
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $101,073,126
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $100,330,912
Net unrealized appreciation (computed on
   the basis of identified cost)               742,214
------------------------------------------------------
TOTAL                                     $101,073,126
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
----------------------------------------------------
Interest                                  $3,540,171
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $3,540,171
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  347,853
Trustees' fees and expenses                   12,325
Custodian fee                                 30,060
Legal and accounting services                 17,845
Miscellaneous                                  1,524
----------------------------------------------------
TOTAL EXPENSES                            $  409,607
----------------------------------------------------

NET INVESTMENT INCOME                     $3,130,564
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  818,477
----------------------------------------------------
NET REALIZED GAIN                         $  818,477
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  500,381
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  500,381
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,318,858
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $4,449,422
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000(1)
------------------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,130,564  $              5,435,758
   Net realized gain (loss)                        818,477                (1,884,764)
   Net change in unrealized
      appreciation (depreciation)                  500,381                 4,950,204
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      4,449,422  $              8,501,198
------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $             --  $            112,515,428
   Contributions                                13,669,264                 9,048,328
   Withdrawals                                 (25,169,690)              (22,040,834)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (11,500,426) $             99,522,922
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (7,051,004) $            108,024,120
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $    108,124,130  $                100,010
------------------------------------------------------------------------------------
AT END OF PERIOD                          $    101,073,126  $            108,124,130
------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    PERIOD ENDED
                                  JUNE 30, 2001       DECEMBER 31,
                                  (UNAUDITED)(1)      2000(2)
------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(3)          0.74%(3)
   Net investment income                  5.68%(3)          6.34%(3)
Portfolio Turnover                          23%               47%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $101,073          $108,124
------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiumon fixed income securities. The effect of this change for the six months ended June 30, 2001 was a decrease in the ratio of net investment income to average net assets from 6.12% to 5.68%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000 to December 31, 2000.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Effective January 1, 2001, the Portfolio adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $330,342 reduction in cost of securities and a corresponding $330,342 increase in net unrealized appreciation, based on securities held by the Portfolio on December 31, 2000.

   The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $245,131, increase net realized gain by $441,176 and decrease net unrealized appreciation by $196,045.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $356 in credit balances were used to reduce the Portfolios' custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2001, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $347,853. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,237,883 and $12,564,381, respectively. Purchases and sales of U.S. Government agency securities aggregated $19,423,611 and $41,525,803, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $83,055,422
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,398,531
    Gross unrealized depreciation                (790,618)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   607,913
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March, 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed to the Portfolio net assets of $112,515,428, in exchange for an interest therein, including $5,038,713 of net unrealized depreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager
of Capital
Growth Portfolio

Michael B. Terry
Vice President and
Portfolio Manager of
Investment Grade
Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA Shool of Law

Jack L. Treynor
Investment Adviser and Consultant